Other non-current assets (Details Narrative) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
VAT credit outstanding	€ 420,366	€ 1,170,634
Research and development tax credit	250,000	€ 167,000
Revision of Prior Period, Reclassification, Adjustment [Member]
Other non current assets	180,000
Other Current Assets [Member]
Right of use of asset	€ 21,004